Debt (Details) - USD ($)		12 Months Ended
	Jun. 05, 2015	Dec. 31, 2014	Sep. 16, 2015	Jul. 29, 2015	Jun. 12, 2015	May. 31, 2015	Jul. 01, 2014
Revolving Credit Facility [Member] | NEP OpCo [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity							$ 250,000,000
Revolving Credit Facility, Letters of Credit, and Incremental Commitments [Member] | NEP OpCo [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity							$ 1,000,000,000
Federal Funds Rate [Member] | Revolving Credit Facility [Member] | NEP OpCo [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		0.50%
LIBOR [Member] | Revolving Credit Facility [Member] | NEP OpCo [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Canadian Dealer Offered Rate [Member] | Revolving Credit Facility [Member] | NEP OpCo [Member]
Debt Instrument [Line Items]
Basis spread on variable rate		1.00%
Minimum [Member] | Revolving Credit Facility [Member] | NEP OpCo [Member]
Debt Instrument [Line Items]
Commitment fee percentage		0.375%
Maximum [Member] | Revolving Credit Facility [Member] | NEP OpCo [Member]
Debt Instrument [Line Items]
Commitment fee percentage		0.50%
Subsequent Event [Member] | Revolving Credit Facility [Member] | NEP OpCo [Member]
Debt Instrument [Line Items]
Credit facility, amount outstanding			$ 29,000,000
Term Loan [Member] | Subsequent Event [Member] | Subsidiary of NEP [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity						$ 313,000,000
Short-Term Cash Grant Bridge Loan [Member] | Subsequent Event [Member] | Subsidiary of NEP [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity	$ 12,000,000
Short-Term Cash Grant Bridge Loan [Member] | Subsequent Event [Member] | LIBOR [Member] | Subsidiary of NEP [Member]
Debt Instrument [Line Items]
Basis spread on variable rate	0.775%
Limited Recourse Term Loan [Member] | Subsequent Event [Member] | Subsidiary of NEP [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity					$ 31,000,000
Interest rate percentage					4.52%
Limited-Recourse Senior Secured Term Loan Due 2026 [Member] | Limited Recourse Term Loan [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity				$ 81,000,000